Other Assets and Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other current assets:
Prepaid expenses	$ 431	$ 424
Inventory	348	432
Loans receivable due within one year	81	85
Income taxes receivable	115
Other	4	9
Total other current assets	979	950
Other noncurrent assets:
Loans receivable, net	1,154	1,322
Nonmarketable equity securities		800
Property and equipment, net	106	71
Other	(4)
Total other noncurrent assets	1,256	2,193
Other noncurrent liabilities:
Accrued expenses	132	94
Deferred income taxes	204	6
Total other noncurrent liabilities	$ 336	$ 100